Employee Benefits - U.S. and Canadian Other Post-Retirement Benefits Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected future benefit payments 2024	$ 5.0
Other Post-Retirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Unrecognized prior-service cost	1.0	$ 1.0
Unrecognized loss	3.0	$ (6.0)
Amounts in Accumulated other comprehensive income (loss) expected to be recognized as components of net periodic benefit cost in next fiscal year	0.8
Expected employer contributions during next fiscal year	4.0
Expected future benefit payments 2020	5.0
Expected future benefit payments 2021	5.0
Expected future benefit payments 2022	5.0
Expected future benefit payments 2023	5.0
Expected future benefit payments 2025-2029	25.0
Effect of one percentage point increase on accumulated postretirement benefit obligation	3.0
Effect of one percentage point decrease on accumulated postretirement benefit obligation	2.0
Effect of one percentage point increase on service cost and interest cost components of net periodic benefit cost	0.1
Effect of one percentage point decrease on service cost and interest cost components of net periodic benefit cost	$ 0.1
Maximum percentage of liability for future plan cost increases for pre-65 and medical supplement plan coverage	5.00%
Maximum percentage of medical supplement plan into future periods	5.00%
Other Post-Retirement Benefits | Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Maximum percentage of liability for future plan cost increases for pre-65 and medical supplement plan coverage	7.00%
Other Post-Retirement Benefits | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Maximum percentage of liability for future plan cost increases for pre-65 and medical supplement plan coverage	4.00%